Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

12. Segment Reporting

The Company operates through its four Operating Subsidiaries in five principal segments: Wholesale Broker-Dealer; Transaction Management; Investment Banking and Capital Markets; Transfer Agent; and Investment Research. Realty Capital Securities, the Company's Wholesale Broker-Dealer segment, includes the Company's alternative investment program activities and is the distributor or dealer manager for proprietary and non-proprietary publicly registered non-exchange traded ("non-traded") securities and for an open-end mutual fund. Proprietary programs are sponsored directly or indirectly by AR Capital, LLC, an affiliate. Realty Capital Securities distributes these securities through selling groups comprised of FINRA member broker-dealers located throughout the United States.

Transaction Management is provided by RCS Advisory whose activities support the alternative investment programs distributed by Realty Capital Securities. These activities include: services related to offering registration and blue sky filings; regulatory advice; registration maintenance; transaction management; marketing support; due diligence support; events; training and education; conference management; and strategic advice.

The Investment Banking and Capital Markets segment is a division of Realty Capital Securities and includes the Company's strategic advisory and capital markets services focused, in part, on the direct investment program industry. Activities related to the Investment Banking and Capital Markets segment include: corporate strategic planning and advice; and sourcing, structuring and maintaining debt finance and derivative arrangements.

ANST operates in the SEC registered Transfer Agent segment and performs transfer agency activities related to the direct investment programs. ANST acts as a registrar, provides record-keeping services and executes the transfers, issuances and cancellations of shares.

SK Research provides focused research, consulting, training and education, and due diligence on traditional and non-traditional investment products.

The reportable business segment information is prepared using the following methodologies:

•	Net revenues and expenses directly associated with each reportable business segment are included in determining earnings before taxes.
•	Net revenues and expenses not directly associated with specific reportable business segments are allocated based on the most relevant measures applicable, including each reportable business segment's net revenues, time spent and other factors.
•	Reportable business segment assets include an allocation of indirect corporate assets that have been fully allocated to the Company's reportable business segments, generally based on each reportable business segment's capital utilization.

The following table presents the Company's net revenues, expenses and income before taxes by segment for the three months ended March 31, 2014 and 2013 (in thousands):

	Three Months Ended March 31,
	2014	2013
Wholesale broker-dealer:
Revenues	$139,110	$211,844
Expenses	142,635	188,981
(Loss) income	$(3,525)	$22,863
Transaction management:
Revenues	$12,352	$2,271
Expenses	13,217	1,210
(Loss) income	$(865)	$1,061
Investment banking and capital markets:
Revenues	$32,060	$3,491
Expenses	5,618	859
Income	$26,442	$2,632
Transfer agent:
Revenues	$4,131	$1,025
Expenses	3,390	834
Income	$741	$191
Investment Research:
Revenues	$-	$-
Expenses	444	-
(Loss)	$(444)	$-
Revenue reconciliation
Total revenues for reportable segments	$187,653	$218,631
Intercompany revenues	(448)	-
Total revenues	$187,205	$218,631
Income reconciliation
Total income for reportable segments	$22,349	$26,747
Corporate and other expenses	(6,449)	-
Income before income taxes	$15,900	$26,747

The following table presents the Company's total assets by segment as of March 31, 2014 and December 31, 2013 (in thousands):

	March 31, 2014	December 31, 2013
Segment assets:
Wholesale broker-dealer	$23,632	$32,058
Transaction management	23,152	20,211
Investment banking and capital markets	74,166	46,529
Transfer agent	9,187	8,618
Investment research	10,151	-
Total assets for reportable segments	$140,288	$107,416
Assets reconciliation:
Total assets for reportable segments	$140,288	$107,416
Other assets and intercompany investments and receivables	6,082	3,711
Total consolidated assets	$146,370	$111,127

12. Segment Reporting

The Company operates through its three Operating Subsidiaries in four principal segments: Wholesale Broker-Dealer; Transaction Management; Investment Banking and Capital Markets; and Transfer Agent. Realty Capital Securities, the Company's Wholesale Broker-Dealer segment, includes the Company's alternative investment program activities and is the distributor or dealer manager for proprietary and non-proprietary publicly registered non-exchange traded ("non-traded") securities and for an open-end mutual fund. Proprietary programs are sponsored directly or indirectly by AR Capital, LLC, an affiliate. Realty Capital Securities distributes these securities through selling groups comprised of FINRA member broker-dealers located throughout the United States.

Transaction Management is provided by RCS Advisory whose activities support the alternative investment programs distributed by Realty Capital Securities. These activities include: services related to offering registration and blue sky filings; regulatory advice; registration maintenance; transaction management; marketing support; due diligence support; events; training and education; conference management; and strategic advice.

The Investment Banking and Capital Markets segment is a division of Realty Capital Securities and includes the Company's strategic advisory and capital markets services focused, in part, on the direct investment program industry. Activities related to the Investment Banking and Capital Markets segment include: corporate strategic planning and advice; and sourcing, structuring and maintaining debt finance and derivative arrangements.

ANST operates in the SEC registered Transfer Agent segment and performs transfer agency activities related to the direct investment programs. ANST acts as a registrar, provides record-keeping services and executes the transfers, issuances and cancellations of shares.

The reportable business segment information is prepared using the following methodologies:

•	Net revenues and expenses directly associated with each reportable business segment are included in determining earnings before taxes.
•	Net revenues and expenses not directly associated with specific reportable business segments are allocated based on the most relevant measures applicable, including each reportable business segment's net revenues, time spent and other factors.
•	Reportable business segment assets include an allocation of indirect corporate assets that have been fully allocated to the Company's reportable business segments, generally based on each reportable business segment's capital utilization.

The following table presents the Company's net revenues, expenses and income before taxes by segment for the years ended December 31, 2013, 2012 and 2011(in thousands):

	Year Ended December 31,
	2013	2012	2011
Wholesale broker-dealer:
Revenues	$802,965	$286,572	$174,729
Expenses	757,792	280,085	170,987
Income	$45,173	$6,487	$3,742
Transaction management:
Revenues	$24,367	$-	$-
Expenses	14,517	-	-
Income	$9,850	$-	$-
Investment banking and capital markets:
Revenues	$47,884	$925	$-
Expenses	5,107	-	-
Income	$42,777	$925	$-
Transfer agent:
Revenues	$12,558	$-	$-
Expenses	9,588	-	-
Income	$2,970	$-	$-
Revenue reconciliation
Total revenues for reportable segments	$887,774	$287,497	$174,729
Intercompany revenues	(1,279)	-	-
Total revenues	$886,495	$287,497	$174,729
Income reconciliation
Total income for reportable segments	$100,770	$7,412	$3,742
Corporate and other expenses	(218)	-	-
Income before income taxes	$100,552	$7,412	$3,742

The following table presents the Company's total assets by segment as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013	December 31, 2012
Segment assets:
Wholesale broker-dealer	$32,058	$15,286
Transaction management	20,211	-
Investment banking and capital markets	46,529	925
Transfer agent	8,618	-
Total assets for reportable segments	$107,416	$16,211
Assets reconciliation:
Total assets for reportable segments	$107,416	$16,211
Other assets	3,711	-
Total consolidated assets	$111,127	$16,211